Financials Liabilities	12 Months Ended
Dec. 31, 2023
Financials Liabilities [Abstract]
FINANCIALS LIABILITIES
NOTE 17:-	FINANCIALS LIABILITIES

a.	Convertible loans

1.	On each of February 23, 2023, June 11, 2023 and July 7, 2023, the Company entered into Convertible Loan Agreements (together the “Shayna Loan Agreements”) with Shayna LP, a Cayman Islands company(“Shayna”), in the amounts of NIS 10,000 thousand (approximately $2,800 thousand), NIS 5,000 thousand (approximately $1,400 thousand) and NIS 1,850 thousand (approximately $500 thousand) respectively (each a “Shayna Loan and, together, the “Shayna Loans”). The Shayna Loans will not bear interest unless the Company defaults in making certain payments under the Shayna Loans. In the event that the Company defaults on certain payments under the Shayna Loans, then Shayna Loans will bear interest at an annual rate of 8% until paid in full.

Following an amendment that we entered into with Shayna on August 17, 2023, the Shayna Loans will each be convertible at the option of Shayna at a conversion price equal to a $2.00.

On June 11, 2023, the Company entered into a second convertible loan agreement (the “Under the first Shayna Loan Agreement, the Company agreed to issue to the lender warrants to purchase a number of ordinary shares, equal to an amount of shares converted by the lender (in the event that the lender elects to convert a portion of the loan), at an exercise price equal to the conversion price determined pursuant to the first Shayna Loan Agreement, which is 35% lower than the average price of Company’s ordinary shares in the five trading days preceding a conversion notice . The warrants will be exercisable for 36 months from the signing date of the first Shayna Loan Agreement. Under the second Shayna Loan Agreement, the exercise price was amended to be equal to the conversion rate under the second Shayna Loan Agreement, which is 40% lower than the average price of Company’s ordinary shares in the (a) five trading days preceding a conversion notice, or (b) the five trading days preceding the signing date of the second Shayna Loan Agreement, whichever is lower. The expiration date was also amended to be 24 months from the date of issuance of such warrant. Under the third Shayna Loan Agreement, the exercise price was changed to be equal to the conversion rate under the third Shayna Loan Agreement, which is : 40% lower than the average price of Company’s ordinary shares in the (a) five trading days preceding a conversion notice, or (b) the five trading days preceding the date of the Company Board of Directors meeting which took place on July 8, 2023, whichever is lower. As of the date of this Annual Report, the Company has not received a conversion notice from the lender, so no warrants to purchase ordinary shares have been issued pursuant to the Shayna Loan Agreements.

Pursuant to the Shayna Loan Agreements, we agreed to file a registration statement on Form F-1 (the “Registration Statement”) to register (i) the shares issuable upon conversion of the Shayna Loans; (ii) any warrants issuable under the Shayna Loan Agreements and (iii) the shares issuable upon exercisable of the warrants to be issued under the Shayna Loan Agreements, no later than 7 days following the filing our 2022 Annual Report. We also agreed to make every effort and take all the necessary actions so that the aforementioned registration statement will be declared effective by the SEC as early as possible after its submission to the SEC and in order for it to remain effective until all shares held by Shayna are sold or freely tradable under Rule 144 without giving effect to volume or manner of sale limitations. We will bear all the costs associated with such registration.

In addition, Shayna will not be allowed to convert the Shayna Loans, and we will not issue shares in respect of a conversion notice, if the conversion would require the approval of our shareholders in accordance with section 270(5) and section 274 of the Companies Law, and this conversion and allocation will be postponed to the earliest date given in accordance with section 270(5) and Article 274 of the Companies Law.

If, at any point following the conversion of the Loans, Shayna were to own 7% or more of our issued and outstanding shares, Shayna will be entitled to require us, to register for resale all of the Company’s shares for resale by Shayna, as well as ordinary shares that may be allocated upon exercising warrants, which Shayna will be entitled to as a result of the conversion of the Loans, on Form F-1 or Form F-3, as applicable, within 21 days after receiving a written notice from Shayna. Additionally, pursuant to the Shayna Loan Agreements, Shayna will be entitled to standard “piggyback registration rights” in any case that we submit a registration document to the SEC to register our shares for sale by us or any other party and will also be entitled to participate in any sale of shares under that registration statement.

In connection with the Shayna Loans, the Company agreed to pay commission totaling NIS 467 thousand (approximately $125 thousand) to an affiliate entity of Shayna. In addition, commencing on August 10, 2023, the Company agreed to pay to Shayna a consulting fee equal to $96 thousand per month (plus value added tax) in 12 equal monthly payments, totaling $1,151 thousand for advisory services to be provided pursuant to the Shayna Loan Agreements. The Company also agreed to pay a commission equal to NIS 375 thousand (approximately $105 thousand) together with warrants to purchase the Company’s ordinary shares having a value equal to NIS 375 thousand upon the date of grant to A-Labs Finance and Advisory Ltd.

Those both loans were classified as short term loans due to violation of the financial covenants in which the Company had to register the ordinary shares subject to the agreements within a period of 90 days of execution, however the Company failed to meet the legal condition.

In order to guarantee Shayna’s rights under the Shayna Loans and to receive the brokerage and consulting fees set forth above, each of Vizerion Ltd., A-Labs and Uzi Moskovich (together the “Pledgors”), agreed to pledge all shares and warrants of the Company held by them in favor of Shayna. If the Company fails to register the shares issuable upon conversion of the Shayna Loans within 90 days of the signing of the Shayna Loan Agreements, then Shayna may, at its sole option, foreclose on the shares, in proportion the holding of each of the Pledgors, in exchange for assigning Shayna’s rights according to the Shayna Loan Agreement to the Pledgors for the allocation of shares in the same number that was exercised by Shayna, and all other rights of Shayna under the Shayna Loan Agreements will remain in effect. If the registration of the shares is completed and Shayna is paid in full for the consulting fee noted above, the pledges on the shares will be canceled.

2.	On May 4, 2023, the Company signed a Securities Purchase Agreement (“SPA”) to issue Lind Global Asset Management VI LLC, an investment fund managed by The Lind Partners, a New York based institutional fund manager (together, “Lind”) to up to two (2) secured convertible promissory notes in three tranches (the “Notes” and each a “Note”) for proceeds up to $16,000 thousand and warrants to purchase the Company’s ordinary shares. The first tranche occurred on May 8, 2023 and consisted of the issuance and sale of a Note with a price of $6,000 thousand, a principal amount of $7,200 thousand and the issuance of Warrants to acquire 2,458,210 ordinary shares. The price for the initial Note consisted of two separate funding amounts.

The initial funding of $4,500 thousand was received by the Company (less legal fees and a 3.5% commitment fee) and the funding of the remaining $1,500 thousand received during September 2023. The second tranche consisted of the issuance and sale to Lind of a Note for $10,000 thousand and a principal amount of $12,000 thousand, and the issuance of additional warrants to acquire ordinary shares. The second closing will occur sixty (60) days following the registration of the ordinary shares issuable upon conversion of the Note and the ordinary shares. The Second Closing is subject to certain conditions precedent as set forth in the SPA. As of today, the second closing hasn’t accrued.

The Note issued under the SPA in the First Closing will have a maturity date of May 8, 2025, and the Note issued under the SPA in the Second Closing will have a maturity date of 2 years from the date of issuance (the “Maturity Date”). Beginning on the date that is either the earlier of (1) the Registration Statement being declared effective and (2) 120 days from the issuance date of each Note, the Company shall repay the Note in twelve consecutive monthly installments, (each, a “Payment Date” and collectively the “Monthly Payments”) an amount equal to $600 thousand (the “Repayment Amount”), with the option of Lind to increase one Monthly Payment up to $1,500 thousand by providing written notice. As of December 31, 2023 the Company does not have an effective registration statement, therefore the loan is presented in the short term.

The Company has the option to make the Monthly Payments (i) in cash in the amount equal to the Repayment Amount multiplied by 1.05 (ii) ordinary shares, or (iii) a combination of cash and ordinary shares. The amount of ordinary shares to be issued upon repayment shall be calculated by dividing the Repayment Amount being paid in ordinary shares by the Repayment Share Price. The “Repayment Share Price” will be equal to ninety percent (90%) of the average of the lowest five (5) consecutive daily VWAPs during the twenty (20) Trading Days prior to the Payment Date.

During November and December 2023, Lind converted an aggregated amount of $4,800 thousand into 2,215,373 ordinary shares.

3.	In November and December 2023, the Company entered into Securities Purchase Agreements (the “2023 Accreditor Investor SPAs”) providing for the sale by the Company to certain accredited investors (the “2023 Accreditor Investors”), in unregistered private transactions, of convertible notes with an aggregate principal amount of $2,700 thousand (the “2023 Accreditor Investor Notes”), and warrants exercisable into one ordinary share for each ordinary share issuable to the 2023 Accredit Investors upon the conversion of the principal amount of the 2023 Accreditor Investor Notes, assuming conversion on the respective issuance dates of the Notes (the “2023 Accreditor Investor Warrants”).

The aggregate principal amount of the 2023 Accreditor Investor Notes is convertible into the Company’s ordinary shares at a rate of the lower of (i) $2.50 and (ii) the product of 75% multiplied by the arithmetic average of the volume-weighted average price of the ordinary shares in the five (5) trading days prior to the date of conversion, provided that such conversion rate will not be lower than $1.50. The 2023 Accreditor Investor Notes do not bear interest and are repayable on the three-month anniversary of their issuance, subject to earlier conversion by the 2023 Accreditor Investors. The 2023 Accreditor Investors have the right to convert the 2023 Accreditor Investors Notes, in whole or in part, at any time following their issuance.

As of December 31, 2023, certain 2023 Accreditor Investors have converted the 2023 Accreditor Investor Notes held thereby into the Company’s ordinary shares, pursuant to which conversions the Company issued 1,150,217 ordinary shares at a weighted average exercise price of $1.83.

Pursuant to the 2023 Accreditor Investor SPAs, The Company issued 2023 Accreditor Investor Warrants which are exercisable into 1,412,925 ordinary shares. The 2023 Accreditor Investor Warrants are exercisable until January 1, 2027 for an exercise price equal to the closing price of the ordinary shares as of the respective issuance dates of the 2023 Accreditor Investor Warrants and have a weighted average exercise price of $2.43. The exercise of the 2023 Accreditor Investor Warrants will be limited to the extent that, upon their exercise, a 2023 Accreditor Investor and its affiliates would in the aggregate beneficially own more than 4.99% of the Company’s ordinary shares.

The loans described above includes a conversion options. According to IAS 32, the conversion option is classified as financial liability, as the conversion rate does not comply with the fixed-to-fixed requirements since the conversion ratio to ordinary share is not fixed and depend on the share price of the Company.

The instrument as a whole constitutes a hybrid contract that include non-derivative host contract (“the loan”) and embedded derivative (the conversion option).

At the date of the transaction, the Company allocated the total loan consideration to the conversion options at fair value in the amount of $4,779 thousand and the remaining amount in the total amount of $10,604 thousand is attributed to the loan. Since the fair value of the embedded derivatives exceeds the total loan consideration, the difference between the fair value and the loan consideration is deferred and recognized in according to the straight-line method over the course of the loan.

After the initial recognition, at each period end date, the conversion option is measured at fair value and all changes in fair value are recognized through profit or loss. The loan is measured according to the effective interest method.

b.	Warrants Liability

In February 2023, at the effective time of the Reverse Recapitalization (the “Effective Time”), each unit of RNER (a “RNER Unit”) issued and outstanding immediately prior to the Effective Time automatically detached and the holder of each such RNER Unit became deemed to hold one RNER Share and one warrant of RNER entitling the holder to purchase three-fourths of one RNER Share per warrant at a price of $11.50 per whole share (exercisable only for whole shares) (each, a “RNER Warrant”).

In addition, each RNER Share issued and outstanding immediately prior to the Effective Time automatically converted into the right to receive 0.899 Company ordinary shares, and each RNER Warrant issued and outstanding immediately prior to the Effective Time converted into the right to receive 0.899 warrants of the Company (a “New Warrant”) subject to downward adjustment to the next whole number in case of fractions of warrants. A total of 1,604,383 New Warrants to purchase three-fourths of one HUB ordinary share were issued to holders of the RNER warrants, of which 53,599 warrants are private warrants and the remaining 1,550,784 warrants are public warrants. As a result of this conversion the New Warrants’ and reverse stock split the exercise price increased to $127.9 per whole share.

The warrants were classified as financial liability and measured at fair value as of the issuance date. After the initial recognition, at each period end date, the warrants measured at fair value and all changes in fair value are recognized through profit or loss.

During the year ended December 31, 2023, no warrants were exercised into ordinary shares of the Company.

c.	Fair Value Measurement

The carrying amounts of cash and cash equivalents, restricted cash, restricted bank deposit, trade receivables, other account receivables, inventories, other short term loans, trade payables, other payables and other long term loans approximate their fair values due to the short-term maturities of such instruments.

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2023
	Level 1	Level 2	Level 3

Public warrants	217	-	-
Private warrants	-	-	5,830
Conversion component of convertible loans	-	-	4,215
Total	217	-	10,045

As of December 31, 2022, the Company did not have any instrument measured at fair value.

The Company classifies its Public Warrants as Level 1 based on quoted market price in active markets.

The Company measures the fair value of Private Warrants by the Black-Scholes model, which are classified as Level 3.

The Company measures the fair value of Conversion component of convertible loans and options by using a Black-Scholes and Monte Carlo simulation models. All of those components are classified, as Level 3, due to the use of unobservable inputs.

The key inputs into the Black-Scholes model for the private warrants were as follows:

December 31, 2023
Risk-free interest rate	3.91%
Expected term (years)	4.17
Expected volatility	86.60%
Exercise price	103.39
Underlying share price	2.17

The key inputs into the Black-Scholes or Monte Carlo simulation models for the Conversion component of convertible loans were as follows:

Shyana- February Loan Agreement -Monte Carlo- Conversion component

Input

December 31, 2023
Risk-free interest rate	4.38%
Expected term (years)	1.15
Expected volatility	132.85%
Underlying share price	2.17

Shyana- February Loan Agreement -Black Scholes- option

Input

December 31, 2023
Risk- free interest rate	4.27%
Expected term (years)	2
Expected volatility	124.9%
Exercise price	0.5
Underlying share price	2.17

Shyana- June Loan Agreement -Monte Carlo- Conversion component

Input

December 31, 2023
Risk- free interest rate	4.34%
Expected term (years)	1.45
Expected volatility	122.86%
Underlying share price	2.17

Shyana- July Loan Agreement -Monte Carlo- Conversion component

Input

December 31, 2023
Risk- free interest rate	4.33%
Expected term (years)	1.52
Expected volatility	121.43%
Underlying share price	2.17

Shyana- July Loan Agreement -Black Scholes- option

Input

December 31, 2023
Risk- free interest rate	4.33%
Expected term (years)	2
Expected volatility	124.9%
Exercise price	0.76
Underlying share price	2.17

Lind- Conversion component

Input

December 31, 2023
Risk- free interest rate	5.09%
Expected term (years)	0.5
Expected volatility	157.17%
Underlying share price	2.17

Lind-Black Scholes- option

Input

December 31, 2023
Risk- free interest rate	3.9%
Expected term (years)	4.35
Expected volatility	112.38%
Exercise price	3.5
Underlying share price	2.17

AGP- Conversion component

Input

December 31, 2023
Risk- free interest rate	5.13%-5.19%
IRR	20.63%

Vendor- Conversion component

Input

December 31, 2023
Risk- free interest rate	5.13%-5.19%
IRR	20.63%

The following table presents the changes in the fair value of liabilities:

	Public Warrants	Private Warrants	Conversion Component	Total

Fair value as of December 31, 2022	-	-	-	-
Warrants issued in related to the RNER transaction	2,639	71	-	2,710
Issuance of conversion component related to the convertible loans.	-	-	4,779	4,779
Issuance of warrants related to the convertible loans	-	3,781	-	3,781
Conversion of convertible loans into ordinary shares	-	-	(1,427)	(1,427)
Change in fair value	(2,466)	1,928	785	247
Adjustments arising from translating financial statements from functional currency to presentation currency	44	50	78	172
Fair value as of December 31, 2023	217	5,830	4,215	10,262